SUMMARY OF OPERATING LEASE RIGHT OF USE ASSETS (Details) - USD ($)		12 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Right-of-use Assets And Operating Lease Liabilities
As of May 1		$ 47,184
Addition		30,338	53,925
Derecognition upon disposal of Barentsz HK		(44,937)
Amortization expenses	[1]	(19,561)	(6,741)
As of April 30		$ 13,024	$ 47,184

[1]	The right of use assets was amortized over the lease term, i.e. 2 years.